Risk management - Leverage ratio (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk management
Loans and borrowings	$ 115,134,839	$ 95,060,928
Cash and cash equivalents	(15,401,058)	(14,549,906)	$ (5,082,308)	$ (7,075,758)
Other financial assets	(2,725,871)	(2,934,734)
Net financial debt	97,007,910	77,576,288
Equity	$ 113,903,089	$ 90,583,772	$ 53,499,363	$ 58,231,628
Leverage	45.99%	46.13%